Share Capital - Summary of Issued and Fully Paid Ordinary Shares (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Classes Of Share Capital [Line Items]
Scrip dividends	$ 4,751	$ 5,282	$ 2,602
Parent [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Scrip dividends	4,751	5,282
Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	683	546
Scrip dividends	13	17	7
Shares issued		120
Ending balance	696	683	546
Share Capital [Member] | Parent [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	683	546
Scrip dividends	13	17
Shares issued		120
Ending balance	$ 696	$ 683	$ 546
Class A Shares [Member] | Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, in shares	4,428,903,813	3,990,921,569
Scrip dividends, in shares	168,232,237	219,253,936
Shares issued, in shares		218,728,308
Ending balance, in shares	4,597,136,050	4,428,903,813	3,990,921,569
Beginning balance	$ 374	$ 340
Scrip dividends	13	17
Shares issued		17
Ending balance	$ 387	$ 374	$ 340
Class B Shares [Member] | Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, in shares	3,745,486,731	2,440,410,614
Shares issued, in shares		1,305,076,117
Ending balance, in shares	3,745,486,731	3,745,486,731	2,440,410,614
Beginning balance	$ 309	$ 206
Shares issued		103
Ending balance	$ 309	$ 309	$ 206
Ordinary-A [Member] | Share Capital [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Shares issued, in shares	50,000	50,000
Ordinary-A [Member] | Share Capital [Member] | Parent [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, in shares	4,428,903,813	3,990,921,569
Scrip dividends, in shares	168,232,237	219,253,936
Shares issued, in shares		218,728,308
Ending balance, in shares	4,597,136,050	4,428,903,813	3,990,921,569
Beginning balance	$ 374	$ 340
Scrip dividends	13	17
Shares issued		17
Ending balance	$ 387	$ 374	$ 340
Ordinary-B [Member] | Share Capital [Member] | Parent [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance, in shares	3,745,486,731	2,440,410,614
Shares issued, in shares		1,305,076,117
Ending balance, in shares	3,745,486,731	3,745,486,731	2,440,410,614
Beginning balance	$ 309	$ 206
Shares issued		103
Ending balance	$ 309	$ 309	$ 206